Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	120.08
Total Transaction Valuation	869,511.57
Total Offset Amount	0
Net Fee	$ 120.08
Offset Table N/A	N/A